Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets [Line Items]
Total intangibles	$ 764,078	$ 779,190
Cost [Member]
Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets [Line Items]
Total intangibles	1,159,769	1,159,572
Accumulated Amortization and Impairment [Member]
Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets [Line Items]
Total intangibles	(395,691)	(380,382)
Net Carrying Value [Member]
Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets [Line Items]
Total intangibles	764,078
Indefinite life intangibles [Member]
Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets [Line Items]
Total intangibles		687,954
Indefinite life intangibles [Member] | Cost [Member]
Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets [Line Items]
Total intangibles	688,337	689,054
Indefinite life intangibles [Member] | Accumulated Amortization and Impairment [Member]
Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets [Line Items]
Total intangibles	(1,100)	(1,100)
Indefinite life intangibles [Member] | Net Carrying Value [Member]
Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets [Line Items]
Total intangibles	687,237
Finite life intangibles [Member]
Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets [Line Items]
Total intangibles		91,236
Finite life intangibles [Member] | Cost [Member]
Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets [Line Items]
Total intangibles	471,432	470,518
Finite life intangibles [Member] | Accumulated Amortization and Impairment [Member]
Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets [Line Items]
Total intangibles	(394,591)	$ (379,282)
Finite life intangibles [Member] | Net Carrying Value [Member]
Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets [Line Items]
Total intangibles	$ 76,841